UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2012

Date of reporting period: July 31, 2011

Item 1.	Reports to Stockholders.

SEI Daily Income Trust

Semi-Annual Report as of July 31, 2011

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Duration Bond Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 33.0%
Alpine Securitization
0.345%, 10/31/11	$950	$949
Atlantis One Funding
0.371%, 09/07/11	2,000	1,999
BNZ International Funding
0.401%, 08/03/11 to 09/02/11	1,950	1,949
0.361%, 01/13/12	7,000	6,988
Cancara Asset Securitisation LLC
0.170%, 08/12/11	3,400	3,400
Coca-Cola
0.130%, 10/11/11	4,000	3,999
Commonwealth Bank of Australia
0.331%, 01/23/12 to 01/25/12	6,844	6,833
Credit Suisse
0.190%, 10/11/11	7,000	6,997
DnB Bank
0.300%, 12/08/11	1,939	1,937
Fairway Finance LLC
0.130%, 08/16/11	1,298	1,298
FCAR Owner Trust
0.401%, 11/07/11	1,300	1,299
0.351%, 01/03/12	5,900	5,891
0.351%, 01/04/12	2,400	2,396
Gemini Securitization LLC
0.240%, 08/03/11	5,100	5,100
General Electric Capital
0.321%, 12/08/11 to 12/16/11	3,900	3,895
Gotham Funding
0.190%, 08/15/11	3,496	3,496
Govco LLC
0.200%, 08/24/11	4,900	4,899
Jupiter Securitization LLC
0.170%, 09/09/11	4,400	4,399
Liberty Street Funding LLC
0.200%, 08/01/11	1,000	1,000
Manhattan Asset Funding LLC
0.300%, 08/01/11	275	275
0.210%, 08/08/11	3,000	3,000
0.201%, 08/10/11	7,000	7,000
Market Street Funding LLC
0.180%, 09/14/11	2,100	2,100
MetLife Short Term Funding LLC
0.290%, 09/06/11	2,500	2,499
0.200%, 10/03/11	7,000	6,997
0.240%, 10/11/11	5,000	4,998
0.220%, 10/31/11	250	250

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prudential PLC
0.280%, 08/29/11 to 10/11/11	$5,984	$5,981
Sanofi-Aventis
0.330%, 09/20/11	1,600	1,599
Skandinaviska Enskilda Banken
0.250%, 09/01/11	6,500	6,499
Societe Generale
0.320%, 09/07/11	3,800	3,799
Surrey Funding
0.260%, 08/02/11	650	650
Variable Funding Capital LLC
0.170%, 10/14/11	2,479	2,478
Victory Receivables
0.200%, 08/18/11	3,000	3,000
Westpac Banking (C)
0.215%, 08/03/11	2,000	2,000
0.300%, 01/11/12	3,000	2,996

Total Commercial Paper (Cost $124,845) ($ Thousands)		124,845

CERTIFICATES OF DEPOSIT — 22.0%
Bank of Nova Scotia
0.453%, 10/29/11 (C)	3,700	3,702
0.200%, 11/02/11	2,594	2,594
Barclays Bank PLC (C)
0.266%, 08/11/11	6,600	6,600
0.267%, 08/28/11	3,700	3,700
BNP Paribas
0.432%, 09/06/11 (C)	3,400	3,400
0.449%, 09/11/11 (C)	4,700	4,700
0.540%, 09/23/11	1,500	1,500
0.446%, 09/23/11 (C)	2,200	2,200
Credit Industriel et Commercial
0.310%, 09/01/11	10,000	10,000
National Australia Bank
0.320%, 10/07/11	2,000	2,000
0.305%, 11/28/11	4,000	4,000
Nordea Bank Finland PLC
0.200%, 10/07/11	2,900	2,900
Rabobank Nederland
0.370%, 08/08/11	2,500	2,500
Skandinaviska Enskilda Banken
0.260%, 10/11/11	2,800	2,800
Societe Generale
0.280%, 09/01/11	6,500	6,500
Sumitomo Mitsui Bank
0.190%, 08/22/11	4,000	4,000
Svenska Handelsbanken
0.205%, 08/10/11	6,000	6,000
0.300%, 10/27/11	2,400	2,400
Toronto-Dominion Bank
0.190%, 10/23/11	2,200	2,200
0.257%, 08/28/11 (C)	3,500	3,501

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.287%, 08/23/11	$4,000	$4,000
0.236%, 08/14/11 (C)	2,000	2,000

Total Certificates of Deposit (Cost $83,197) ($ Thousands)		83,197

MUNICIPAL BONDS (C) — 2.3%

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.140%, 08/03/11	395	395

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.158%, 08/04/11	670	670

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.148%, 08/04/11	1,455	1,455
Iowa State, Finance Authority, Ser G, RB
0.150%, 08/04/11	85	85

		1,540

Kentucky — 0.5%
Kentucky State, Housing Development Authority, Ser J, RB
0.170%, 08/04/11	1,915	1,915
Kentucky State, Housing Development Authority, Ser W, RB
0.170%, 08/03/11	175	175

		2,090

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.130%, 08/03/11	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.128%, 08/04/11	300	300

Texas — 0.7%
Texas State, GO
0.170%, 08/02/11	400	400
0.160%, 08/02/11	105	105
0.130%, 08/03/11	100	100
Texas State, RB
0.128%, 08/03/11	120	120

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser A, GO
0.170%, 08/02/11	$500	$500
Texas State, Ser A-2, GO
0.128%, 08/03/11	1,000	1,000
Texas State, Ser B2, GO
0.128%, 08/03/11	100	100
Texas State, Ser C, GO
0.128%, 08/03/11	210	210
Texas State, Ser I, GO
0.128%, 08/03/11	195	195

		2,730

Wisconsin — 0.2%
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.170%, 08/03/11	600	600

Total Municipal Bonds (Cost $8,515) ($ Thousands)		8,515

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB
0.206%, 08/10/11 (C)	1,000	1,000
FHLB
0.130%, 02/24/12	1,100	1,100
FHLMC DN
0.170%, 09/20/11 (A)	1,000	1,000
FNMA
0.216%, 08/20/11 (C)	1,000	999
FNMA, Ser 1
0.400%, 08/01/11 (C)	1,000	1,000

Total U.S. Government Agency Obligations (Cost $5,099) ($ Thousands)		5,099

REPURCHASE AGREEMENTS (D) — 41.3%
BNP Paribas 0.220%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $3,000,055 (collateralized by Federal Republic of Brazil, par value $2,659,444, 10.250%, 06/17/13, with total market value $3,150,001)	3,000	3,000
Goldman Sachs 0.220%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $39,000,715 (collateralized by various FHLMC obligations, ranging in par value $11,402,000-$25,867,000, 1.000%-5.500%, 07/30/14-08/23/17, with total market value $39,780,892)	39,000	39,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.260%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $4,000,087 (collateralized by Federated Retail Holdings, par value $3,675,000, 5.900%, 12/01/16, with total market value $4,200,178)	$4,000	$4,000
JPMorgan Chase 0.200%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $34,000,567 (collateralized by various FNMA obligations, ranging in par value $225,000-$2,065,350, 3.500%-6.500%, 04/01/13-07/01/41, with total market value $34,681,457)	34,000	34,000
Morgan Stanley 0.210%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $33,000,578 (collateralized by FNMA, par value $32,495,367, 4.500%, 07/01/41, with total market value $33,660,001)	33,000	33,000
UBS 0.210%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $43,310,758 (collateralized by FNMA, par value $42,495,957, 4.500%, 06/01/41, with total market value $44,176,201)	43,310	43,310

Total Repurchase Agreements (Cost $156,310) ($ Thousands)		156,310

Total Investments — 100.0% (Cost $377,966) ($ Thousands)		$377,966

Percentages are based on Net Assets of $377,943 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.0%
FFCB
0.288%, 08/01/11 (A)	$496	$497
0.178%, 08/01/11 (A)	10,000	9,999
0.300%, 08/01/11 (A)	8,000	8,000
0.205%, 08/05/11 (A)	430	430
0.218%, 08/07/11 (A)	3,000	3,000
0.206%, 08/10/11 (A)	6,400	6,399
0.206%, 08/13/11 (A)	348	348
0.196%, 08/13/11 (A)	8,284	8,287
0.216%, 08/20/11 (A)	1,000	1,001
0.166%, 08/21/11 (A)	10,000	9,999
0.137%, 08/29/11 (A)	2,000	1,999
0.950%, 03/05/12	3,065	3,079
FFCB DN
0.130%, 11/28/11 (B)	10,000	9,996
FFCB, Ser 1 (A)
0.166%, 08/13/11	1,000	1,000
0.157%, 09/22/11	2,000	2,000
0.198%, 10/25/11	1,470	1,470
FHLB
0.137%, 08/26/11 (A)	12,500	12,497
0.290%, 10/20/11 (A)	2,800	2,800
0.260%, 11/17/11	12,000	11,998
0.785%, 11/25/11	6,000	6,008
0.130%, 01/23/12 to 02/15/12	47,000	46,994
FHLB DN (B)
0.165%, 09/09/11	5,000	4,999
0.130%, 12/02/11	20,000	19,991
0.097%, 01/06/12	24,000	23,990
FHLB, Ser 1
0.137%, 08/25/11 (A)	2,000	1,999
FHLMC (A)
0.220%, 08/01/11	723	723
0.156%, 08/03/11	5,149	5,149
0.136%, 08/03/11 to 08/04/11	14,500	14,489
0.210%, 08/10/11	4,790	4,788
0.146%, 08/14/11	7,000	7,000
0.146%, 08/21/11	4,000	3,997
0.136%, 08/21/11	3,000	3,000
FHLMC DN (B)
0.160%, 09/12/11	12,500	12,498
0.170%, 09/20/11	15,000	14,996
0.140%, 09/26/11	14,861	14,858
0.150%, 10/17/11	7,000	6,998
0.180%, 10/18/11	6,310	6,307
0.130%, 12/05/11	3,000	2,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC DN, Ser RB
0.250%, 08/16/11 (B)	$21,000	$20,998
FHLMC MTN
0.146%, 08/16/11 (A)	10,291	10,291
FNMA (A)
0.280%, 08/01/11	435	435
0.216%, 08/20/11	4,000	3,999
FNMA DN (B)
0.100%, 08/08/11	9,000	9,000
0.200%, 08/10/11	7,000	7,000
0.155%, 08/24/11	10,000	9,999
0.160%, 08/31/11	15,000	14,998
0.170%, 09/14/11	28,250	28,244
0.145%, 09/21/11	12,000	11,998
0.130%, 12/01/11	17,000	16,992
0.140%, 12/19/11	22,000	21,988
FNMA, Ser 1
0.400%, 08/01/11 (A)	5,850	5,849

Total U.S. Government Agency Obligations (Cost $458,372) ($ Thousands)		458,372

REPURCHASE AGREEMENTS (C) — 59.7%
BNP Paribas 0.210%, dated 07/31/11, to be repurchased on 08/01/11, repurchase price $55,000,963 (collateralized by American Express Bank, par value $55,803,187, 3.150%, 12/09/11, with total market value $56,650,000)	55,000	55,000
BNP Paribas 0.200%, dated 07/31/11, to be repurchased on 08/01/11, repurchase price $150,002,500 (collateralized by various U.S. Treasury obligations, ranging in par value $137,590,000-$216,100,000, 0.000%-0.000%, 01/15/30-04/15/30, with total market value $153,000,242)	150,000	150,000
Deutsche Bank 0.180%, dated 07/31/11, to be repurchased on 08/01/11, repurchase price $200,003,000 (collateralized by various FFCB/FHLB/FHLMC/FNMA obligations, ranging in par value $1,000-$11,600,000, 0.000%-7.125%, 08/05/11-06/15/37, with total market value $204,000,498)	200,000	200,000
Goldman Sachs 0.200%, dated 07/31/11, to be repurchased on 08/01/11, repurchase price $55,000,917 (collateralized by Citigroup Funding, par value $55,366,872, 1.875%, 10/22/12, with total market value $56,650,945)	55,000	55,000

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.150%, dated 07/31/11, to be repurchased on 08/01/11, repurchase price $170,524,132 (collateralized by various FFCB obligations, ranging in par value $17,528,000-$156,479,000, 0.000%-0.000%, 07/24/13-01/15/14, with total market value $173,934,618)	$170,522	$170,522
UBS 0.210%, dated 07/31/11, to be repurchased on 08/01/11, repurchase price $55,000,963 (collateralized by various corporate obligations*, ranging in par value $2,749,166-$20,524,000, 1.875%-3.150%, 12/09/11-12/28/12, with total market value $56,650,001)	55,000	55,000

Total Repurchase Agreements (Cost $685,522) ($ Thousands)		685,522

Total Investments — 99.7% (Cost $1,143,894) ($ Thousands)		$1,143,894

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 29, 2011, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
UBS	American Express Bank	3.150%	12/09/11	$13,792
	Citibank	1.750	12/28/12	18,490
	Citigroup Funding	1.875	11/15/12	20,524
	JPMorgan Chase	2.125	12/26/12	2,749

Percentages are based on Net Assets of $1,147,402 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.2%
FFCB
0.158%, 08/01/11 (A)	$7,000	$6,997
0.178%, 08/01/11 (A)	15,000	14,998
0.288%, 08/01/11 (A)	1,754	1,757
0.300%, 08/01/11 (A)	11,000	11,000
0.500%, 08/01/11 (A)	2,000	2,003
0.380%, 08/02/11	3,000	3,000
0.205%, 08/05/11 (A)	540	540
0.218%, 08/07/11 (A)	13,000	12,998
0.206%, 08/10/11 (A)	14,500	14,497
0.206%, 08/13/11 (A)	7,274	7,276
0.127%, 08/17/11 (A)	500	500
0.216%, 08/20/11 (A)	2,505	2,507
0.166%, 08/21/11 (A)	13,000	12,999
0.157%, 08/27/11 (A)	9,000	9,000
0.117%, 08/27/11 (A)	14,000	13,997
0.187%, 08/27/11 (A)	2,000	2,000
0.177%, 08/28/11 (A)	13,000	13,000
0.137%, 08/29/11 (A)	7,000	6,998
3.125%, 09/23/11	1,000	1,004
0.950%, 03/05/12	3,678	3,695
FFCB DN (B)
0.100%, 08/01/11	30,000	30,000
0.135%, 09/08/11	2,200	2,200
0.130%, 09/09/11 to 11/28/11	25,300	25,292
0.165%, 11/21/11	3,600	3,598
FFCB, Ser 1 (A)
0.166%, 08/13/11	6,000	6,000
0.198%, 10/25/11	1,848	1,848
0.157%, 09/22/11	5,000	5,000
FHLB
0.147%, 08/10/11 (A)	2,500	2,499
0.136%, 08/13/11 (A)	7,000	6,998
5.375%, 08/19/11	1,800	1,805
0.137%, 08/23/11 (A)	2,750	2,749
0.137%, 08/26/11 (A)	9,000	8,998
3.625%, 09/16/11	3,625	3,641
0.290%, 10/20/11 (A)	14,000	13,999
0.260%, 11/17/11	10,000	9,999
0.785%, 11/25/11	8,000	8,011
0.130%, 01/23/12 to 02/15/12	57,000	56,992
FHLB DN (B)
0.001%, 08/01/11	149,195	149,195
0.042%, 08/03/11	25,203	25,203
0.050%, 08/04/11	31,000	31,000
0.001%, 08/05/11 to 09/14/11	43,687	43,687
0.200%, 08/08/11	39,000	39,000
0.010%, 08/10/11	73,000	73,000
0.002%, 08/12/11	300,000	300,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.035%, 08/19/11	$31,000	$31,000
0.006%, 08/26/11	11,300	11,300
0.023%, 08/31/11	18,091	18,091
0.017%, 09/07/11	2,000	2,000
0.165%, 09/09/11	9,000	8,998
0.170%, 09/14/11	15,000	14,997
0.165%, 09/14/11	14,000	13,997
0.166%, 09/23/11	10,000	9,997
0.175%, 10/14/11	2,535	2,534
0.140%, 11/04/11	5,000	4,999
0.124%, 12/07/11	23,408	23,398
0.097%, 01/06/12	30,000	29,987
FHLB, Ser 1
0.170%, 09/16/11	1,150	1,150
0.137%, 10/25/12 (A)	3,700	3,699
FHLB, Ser 3
0.091%, 08/01/11 (A)	4,000	4,000

Total U.S. Government Agency Obligations (Cost $1,171,627) ($ Thousands)		1,171,627

Total Investments — 84.2% (Cost $1,171,627)($ Thousands)		$1,171,627

Percentages are based on Net Assets of $1,391,069 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs. see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 38.7%
Alpine Securitization
0.345%, 10/31/11	$10,200	$10,191
Atlantis One Funding
0.371%, 09/07/11	20,700	20,692
BNZ International Funding
0.401%, 08/03/11 to 09/02/11	29,500	29,494
0.230%, 10/11/11	13,000	12,994
0.361%, 01/13/12	26,000	25,957
Cancara Asset Securitisation LLC
0.170%, 08/12/11	50,000	49,997
0.210%, 09/02/11	40,000	39,993
Coca-Cola
0.130%, 10/11/11	41,000	40,990
Commonwealth Bank of Australia
0.331%, 01/25/12	41,480	41,413
Credit Suisse
0.190%, 10/11/11	88,000	87,967
DnB Bank
0.371%, 09/07/11	4,200	4,198
0.263%, 12/02/11	78,000	77,930
Fairway Finance LLC
0.130%, 08/16/11	13,153	13,152
FCAR Owner Trust
0.401%, 11/07/11	14,650	14,634
0.351%, 01/03/12	78,925	78,806
0.351%, 01/04/12	31,900	31,852
Gemini Securitization LLC
0.240%, 08/03/11	58,200	58,199
General Electric Capital
0.321%, 12/08/11 to 12/16/11	40,900	40,853
Gotham Funding
0.190%, 08/15/11	37,613	37,610
Govco LLC
0.200%, 08/24/11	62,100	62,092
Jupiter Securitization LLC
0.290%, 08/01/11	3,180	3,180
0.170%, 09/09/11	53,100	53,090
Liberty Street Funding LLC
0.200%, 08/01/11	8,000	8,000
Manhattan Asset Funding LLC
0.300%, 08/01/11	2,700	2,700
0.210%, 08/08/11	25,500	25,499
0.201%, 08/10/11	76,000	75,996

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Market Street Funding LLC
0.180%, 09/14/11	$25,354	$25,348
MetLife Short Term Funding LLC
0.280%, 08/22/11	31,000	30,995
0.290%, 09/06/11	29,100	29,092
0.240%, 09/19/11	5,000	4,998
0.200%, 10/03/11	85,000	84,963
0.220%, 10/31/11	2,800	2,798
Old Line Funding LLC
0.180%, 08/30/11	23,019	23,016
Prudential PLC
0.280%, 10/11/11	52,108	52,079
Sanofi-Aventis
0.330%, 09/20/11	17,300	17,292
Skandinaviska Enskilda Banken
0.250%, 09/01/11	68,000	67,985
Societe Generale
0.320%, 09/07/11	42,900	42,886
Surrey Funding
0.260%, 08/02/11	7,600	7,600
Thunder Bay Funding LLC
0.300%, 10/11/11	12,200	12,193
Variable Funding Capital LLC
0.170%, 10/14/11	25,224	25,215
Victory Receivables
0.200%, 08/18/11	27,000	26,998
Westpac Banking
0.215%, 08/03/11	26,000	26,000
0.552%, 10/21/11 (C)	4,460	4,463
0.300%, 01/11/12	27,000	26,963
Prudential PLC
0.250%, 08/15/11	50,000	49,995
0.280%, 08/26/11	14,600	14,598

Total Commercial Paper (Cost $1,522,956) ($ Thousands)		1,522,956

CERTIFICATES OF DEPOSIT — 24.8%
Bank of Nova Scotia
0.190%, 09/01/11	50,000	50,000
0.453%, 10/29/11 (C)	38,100	38,123
0.200%, 11/02/11	26,420	26,420
Barclays Bank PLC (C)
0.266%, 08/11/11	68,700	68,700
0.267%, 08/28/11	43,400	43,400
0.266%, 10/01/11	31,400	31,400
BNP Paribas
0.432%, 09/06/11 (C)	37,300	37,300
0.449%, 09/11/11 (C)	71,000	71,000
0.540%, 09/23/11	17,600	17,600
0.446%, 09/23/11 (C)	25,300	25,300
Credit Industriel et Commercial
0.310%, 09/01/11	124,000	124,001

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

National Australia Bank
0.320%, 10/07/11	$72,000	$72,003
0.305%, 11/28/11	31,000	31,000
Nordea Bank Finland PLC
0.200%, 10/07/11	33,100	33,100
Rabobank Nederland
0.370%, 08/08/11	23,000	23,000
0.370%, 08/10/11	8,040	8,040
Skandinaviska Enskilda Banken
0.260%, 10/11/11	36,000	36,000
Societe Generale
0.280%, 09/01/11	78,000	78,000
Sumitomo Mitsui Bank
0.190%, 08/22/11	47,000	47,000
Svenska Handelsbanken
0.300%, 10/27/11	28,900	28,900
Toronto-Dominion Bank
0.190%, 10/24/11	23,900	23,900
UBS (C)
0.287%, 08/23/11	37,000	37,000
0.236%, 08/14/11	24,000	24,000

Total Certificates of Deposit (Cost $975,187) ($ Thousands)		975,187

MUNICIPAL BONDS (C) — 2.0%

Colorado — 0.4%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.200%, 08/03/11	900	900
0.160%, 08/03/11	1,825	1,825
0.160%, 08/03/11	100	100
0.130%, 08/03/11	3,125	3,125
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.140%, 08/03/11	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.140%, 08/03/11	3,955	3,955
Colorado State, Housing & Finance Authority, Ser C1, RB
0.150%, 08/03/11	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.200%, 08/03/11	400	400
Colorado State, Housing & Finance Authority, Ser I, RB
0.140%, 08/03/11	1,140	1,140

		16,110

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.158%, 08/04/11	4,330	4,330

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.150%, 08/04/11	$900	$900
Iowa State, Finance Authority, Ser C, RB
0.148%, 08/04/11	9,345	9,345
Iowa State, Finance Authority, Ser G, RB
0.150%, 08/04/11	410	410
Iowa State, Finance Authority, Ser M, RB
0.150%, 08/04/11	800	800

		11,455

Kentucky — 0.0%
Kentucky State, Housing Development Authority, Ser J, RB
0.170%, 08/04/11	250	250
Kentucky State, Housing Development Authority, Ser W, RB
0.170%, 08/03/11	1,515	1,515

		1,765

Minnesota — 0.0%
Minnesota Housing Finance Agency, Ser T, RB
0.210%, 08/04/11	195	195

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.130%, 08/03/11	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authortiy, Sub-Ser D, GO
0.128%, 08/04/11	3,600	3,600

Texas — 0.9%
Texas State, RB
0.128%, 08/03/11	1,490	1,490
Texas State, GO
0.170%, 08/02/11	3,555	3,555
0.170%, 08/02/11	4,290	4,290
0.160%, 08/02/11	4,155	4,155
0.130%, 08/03/11	1,150	1,150
Texas State, Ser A, GO
0.170%, 08/02/11	3,955	3,955
Texas State, Ser A-2, GO
0.128%, 08/03/11	400	400
Texas State, Ser B, GO
0.150%, 08/04/11	585	585
Texas State, Ser B2, GO
0.128%, 08/03/11	1,000	1,000

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser C, GO
0.130%, 08/03/11	$9,445	$9,445
0.128%, 08/03/11	2,620	2,620
Texas State, Ser I, GO
0.128%, 08/03/11	2,395	2,395

		35,040

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority, Ser B, RB
0.148%, 08/04/11	990	990
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.170%, 08/03/11	1,050	1,050
0.168%, 08/03/11	260	260

		2,300

Total Municipal Bonds (Cost $77,740) ($ Thousands)		77,740

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
0.206%, 08/10/11 (C)	10,000	9,998
FHLB
0.130%, 02/24/12	13,500	13,498
FHLMC DN
0.170%, 08/20/11 (A)	10,500	10,497
FNMA
0.216%, 12/20/12 (C)	8,000	7,998
FNMA, Ser 1
0.400%, 08/01/11 (C)	22,900	22,894

Total U.S. Government Agency Obligations (Cost $64,885) ($ Thousands)		64,885

TIME DEPOSIT — 0.6%
Citibank
0.120%, 08/01/11	23,000	23,000

Total Time Deposit (Cost $23,000) ($ Thousands)		23,000

REPURCHASE AGREEMENTS (D) — 32.0%
Barclays Capital 0.130%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $138,609,502 (collateralized by U.S. Treasury Notes, par value $130,427,800, 3.125%, 10/31/16, with total market value $141,380,170)	138,608	138,608
BNP Paribas 0.220%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $28,000,513 (collateralized by Korea Development Bank, par value $29,833,261, 0.539%, 11/22/12, with total market value $29,400,000)	28,000	28,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.220%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $461,008,452 (collateralized by various FHLMC/FNMA obligations, ranging in par value $4,873,547-$76,061,000, 4.000%-6.000%, 07/01/24-07/01/41, with total market value $470,228,621)	$461,000	$461,000
JPMorgan Chase 0.260%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $40,000,867 (collateralized by various corporate obligations*, ranging in par value $1,978,000-$6,300,000, 3.030%-7.750%, 10/25/11-07/15/20, with total market value $42,002,951)	40,000	40,000
JPMorgan Chase 0.200%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $200,003,333 (collateralized by various FNMA obligations, par value $692,454-$1,983,100, 3.500%-8.000%, 06-01-15-07/01/41, with total market value $204,001,201)	200,000	200,000
Morgan Stanley 0.210%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $99,001,733 (collateralized by various FNMA obligations, ranging in par value $41,827,917-$70,137,590, 4.500%-5.500%, 11/01/38-05/01/41, with total market value $100,980,000)	99,000	99,000
UBS 0.210%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $4,000,070 (collateralized by Wachovia Bank, par value $3,811,965, 4.875%, 02/01/15, with total market value $4,200,001)	4,000	4,000
UBS 0.210%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $139,002,433 (collateralized by various FHLMC/FNMA obligations, ranging in par value $53,284,814-$114,489,739, 4.000%-4.500%, 03/01/39-07/01/41, with total market value $141,780,000)	139,000	139,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS 0.140%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $148,107,728 (collateralized by various U.S. Treasury obligations, ranging in par value $46,350,200-$95,206,600, 0.000%-0.500%, 01/26/12-04/15/15, with total market value $151,068,142)	$148,106	$148,106

Total Repurchase Agreements (Cost $1,257,714) ($ Thousands)		1,257,714

Total Investments — 99.7% (Cost $3,921,482) ($ Thousands)		$3,921,482

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 29, 2011, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Anadarko Petroleum	5.750%	06/15/14	$4,390
	Boston Scientific	6.400	06/15/16	6,300
	Boston Scientific	4.500	01/15/15	2,400
	Emparq	6.738	06/01/13	1,978
	Entertainment Properties Trust	7.750	07/15/20	4,325
	Expedia	7.456	08/15/18	2,193
	SLM	3.030	10/25/11	2,640
	SLM	5.000	04/15/15	5,041
	SLM	5.375	05/15/14	3,395
	Tennessee Gas Pipeline	7.500	04/01/17	4,996

Percentages are based on Net Assets of $3,932,271 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (A) — 85.2%
Barclays Capital 0.130%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $53,344,578 (collateralized by U.S. Treasury Notes, par value $52,144,400, 2.500%, 03/31/13, with total market value $54,410,946)	$53,344	$53,344
Citibank 0.150%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $90,001,125 (collateralized by U.S. Treasury Notes, par value $84,221,600, 3.125%, 01/31/17, with total market value $91,800,057)	90,000	90,000
Credit Suisse 0.140%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $90,001,050 (collateralized by U.S. Treasury Notes, par value $84,685,000, 3.250%, 12/31/16, with total market value $91,802,022)	90,000	90,000
Deutsche Bank 0.140%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $60,000,700 (collateralized by U.S. Treasury Notes, par value 61,113,900, 0.500%, 11/15/13, with total market value $61,200,011)	60,000	60,000
Morgan Stanley 0.160%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $90,001,200 (collateralized by U.S. Treasury Bonds, ranging in par value $3,204,900-$44,517,700, 2.000%-3.875%, 01/15/26-04/15/29, with total market value $91,800,022)	90,000	90,000
RBS 0.150%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $20,000,250 (collateralized by U.S. Treasury Notes, par value $19,710,000, 1.750%, 07/31/15, with total market value $20,401,097)	20,000	20,000

Total Repurchase Agreements (Cost $403,344) ($ Thousands)		403,344

Total Investments — 85.2% (Cost $403,344) ($ Thousands)		$403,344

Percentages are based on Net Assets of $473,443 ($ Thousands).

(A)	Tri-party Repurchase Agreement.

As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 91.1%
U.S. Treasury Bills (A)
0.041%, 09/01/11	$2,500	$2,500
0.135%, 09/22/11	2,400	2,400
0.140%, 10/06/11	2,500	2,499
0.160%, 11/17/11	1,000	1,000
U.S. Treasury Notes
1.000%, 09/30/11 to 10/31/11	27,500	27,549
4.625%, 10/31/11	2,000	2,021
1.750%, 11/15/11	6,000	6,026
4.500%, 11/30/11	1,000	1,014
0.750%, 11/30/11	4,900	4,909

Total U.S. Treasury Obligations (Cost $49,918) ($ Thousands)		49,918

Total Investments — 9.1%(1) (Cost $49,918) ($ Thousands)		$49,918

Percentages are based on Net Assets of $547,697 ($ Thousands).

(1)	See Note 1 in Notes to Financial Statements.

(A)	The rate reported is the effective yield at time of purchase.

As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 60.3%

Agency Mortgage-Backed Obligations — 60.3%
FHLMC
7.375%, 09/01/18 (A)	$5	$5
7.287%, 03/01/19 (A)	20	20
7.250%, 01/01/18 to 09/01/20 (A)	37	39
7.125%, 07/01/18 to 11/01/20 (A)	11	11
7.000%, 02/01/16 to 11/01/18 (A)	27	29
6.875%, 07/01/18 to 07/01/18 (A)	17	17
6.750%, 09/01/16 to 01/01/17 (A)	9	9
6.625%, 02/01/16 to 06/01/18 (A)	7	8
6.500%, 07/01/16 to 01/01/17 (A)	11	10
6.000%, 06/01/21	977	1,072
4.500%, 07/01/23	7	7
2.581%, 07/01/24 (A)	20	21
2.569%, 06/01/24 to 06/01/24 (A)	158	160
2.481%, 12/01/23 (A)	2,103	2,211
2.477%, 04/01/22 (A)	31	31
2.459%, 06/01/17 (A)	26	26
2.458%, 05/01/24 (A)	58	58
2.435%, 04/01/19 to 05/01/19 (A)	45	46
2.427%, 07/01/20 (A)	4	4
2.385%, 02/01/19 (A)	25	25
2.383%, 04/01/29 (A)	93	96
2.359%, 12/01/23 (A)	100	101
2.260%, 04/01/29 (A)	41	43
2.250%, 03/01/19 (A)	28	29
2.000%, 02/01/17 (A)	3	3
1.750%, 04/01/16 to 03/01/17 (A)	10	10
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	704	843
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	175	179
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	98	98
FHLMC REMIC, Ser 2004-2805, Cl DG
4.500%, 04/15/17	123	125
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	178	181
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	3,119	3,267
FHLMC REMIC, Ser 2005-3022, Cl MB
5.000%, 12/15/28	779	796
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	4,000	4,373
FHLMC REMIC, Ser 2006-3148, Cl CF
0.587%, 02/15/34 (A)	1,632	1,627

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	$14,196	$15,346
FHLMC REMIC, Ser 3153, Cl FX
0.536%, 05/15/36 (A)	498	496
FHLMC TBA
6.000%, 09/01/32	50,000	54,859
5.500%, 08/01/37	31,000	33,567
4.000%, 08/15/41	31,000	31,484
FNMA
7.000%, 06/01/37	61	71
6.500%, 05/01/26 to 09/01/36	1,386	1,553
6.442%, 04/01/14	3,750	3,969
6.000%, 02/01/23 to 09/01/24	16,667	18,134
5.942%, 11/01/11	199	199
5.890%, 10/01/11	2,171	2,170
5.500%, 06/01/16 to 12/01/25	4,819	5,244
5.300%, 07/01/19	1,358	1,523
5.140%, 11/01/15	3,238	3,592
5.090%, 11/01/15	4,125	4,571
5.016%, 02/01/13	72	75
5.000%, 03/01/19 to 08/01/19	545	590
4.975%, 12/01/13	1,407	1,505
4.835%, 11/01/12	992	1,020
4.830%, 02/01/13	2,179	2,259
4.771%, 09/01/15	7,065	7,804
4.621%, 04/01/13	106	110
4.100%, 07/01/13	934	972
3.730%, 05/01/14	13,555	13,749
3.580%, 10/01/16	2,417	2,535
2.990%, 10/01/17	3,459	3,528
2.891%, 12/01/29 (A)	129	131
2.630%, 09/01/17	22,925	22,994
2.482%, 08/01/29 (A)	492	519
2.360%, 09/01/25 (A)	110	115
2.318%, 09/01/24 (A)	750	777
2.231%, 02/01/27 (A)	102	106
2.176%, 05/01/28 (A)	697	724
2.054%, 08/01/27 (A)	443	447
FNMA REMIC, Ser 1992-61, Cl FA
0.869%, 10/25/22 (A)	132	132
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	27	30
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	54	59
FNMA REMIC, Ser 1994-77, Cl FB
1.719%, 04/25/24 (A)	12	12
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	129	139
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	697	738
FNMA REMIC, Ser 2002-53, Cl FK
0.586%, 04/25/32 (A)	228	228
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	666	703

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	13

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	$2,039	$2,088
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	95	97
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	266	268
FNMA REMIC, Ser 2006-76, Cl QF
0.586%, 08/25/36 (A)	2,612	2,604
FNMA REMIC, Ser 2006-79, Cl DF
0.536%, 08/25/36 (A)	2,328	2,324
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	4,026	4,461
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	9,836	10,709
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	10,635	11,489
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	13,764
FNMA TBA
6.000%, 09/01/37	55,600	61,001
5.500%, 08/01/37	3,600	3,901
GNMA
6.500%, 04/15/17 to 02/20/39	2,647	2,982
6.000%, 06/15/16 to 09/15/19	421	461
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.063%, 09/16/35 (A)	180	35
GNMA TBA
5.500%, 08/01/23	30,500	33,736
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	969	980

Total Mortgage-Backed Securities (Cost $399,612) ($ Thousands)		405,259

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.0%
FHLB
3.250%, 09/12/14	9,915	10,649
2.750%, 03/13/15	4,440	4,681
FHLMC
2.500%, 04/23/14	50,024	52,410
FNMA
5.000%, 03/15/16	18,352	21,222
3.000%, 09/16/14	2,220	2,369
2.750%, 03/13/14	35,520	37,419
0.750%, 02/26/13	12,580	12,648

Total U.S. Government Agency Obligations (Cost $136,824) ($ Thousands)		141,398

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Notes
1.000%, 03/31/12	101,073	101,574

Description	Face Amount ($ Thousands)	Value ($ Thousands)
2.625%, 11/15/20	$23,236	$23,046

Total U.S. Treasury Obligations (Cost $122,921) ($ Thousands)		124,620

REPURCHASE AGREEMENTS (B) — 31.9%
BNP Paribas 0.200%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $52,500,875 (collateralized by various FHLMC/FNMA obligations, ranging in par value $6,550,752-$17,552,000, 3.500%-6.000%, 11/01/25-08/01/41, with total market value $53,550,001)	52,500	52,500
JPMorgan Chase 0.200%, dated 07/29/11, to be repurchased on 08/01/2011, repurchase price $162,302,705 (collateralized by various FNMA obligations, ranging in par value $80,000-$1,642,676, 3.000%-7.500%, 04/01/19-08/01/41, with total market value $165,546,618)	162,300	162,300

Total Repurchase Agreements (Cost $214,800) ($ Thousands)		214,800

Total Investments — 131.7% (Cost $874,157) ($ Thousands)		$886,077

Futures — A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(437)	Sep-2011	$(802)
U.S. 2-Year Treasury Note	889	Oct-2011	675
U.S. 5-Year Treasury Note	(730)	Sep-2011	(1,458)

			$(1,585)

Percentages are based on Net Assets of $672,604 ($ Thousands).

(A)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$405,259	$—	$405,259
U.S. Government Agency Obligations	—	141,398	—	141,398
U.S. Treasury Obligation	—	124,620	—	124,620
Repurchase Agreements	—	214,800	—	214,800

Total	$—	$886,077	$—	$886,077

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures	$(1,585)	$—	$—	$(1,585)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 84.6%

Agency Mortgage-Backed Obligations — 84.6%
FHLMC
6.500%, 01/01/18 to 12/01/32	$239	$272
6.000%, 09/01/24	779	861
5.500%, 06/01/19 to 12/01/20	463	504
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	9	10
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	155	162
FHLMC REMIC, Ser 2003-2586, Cl NK
3.500%, 08/15/16	4	4
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	101	103
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,780	2,990
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	139	140
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	645	665
FHLMC REMIC, Ser 2004-2802, Cl PF
0.586%, 09/15/33 (A)	662	662
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,300	1,421
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	55	56
FHLMC TBA
5.000%, 08/01/34	1,600	1,705
4.000%, 08/15/41	1,000	1,016
FNMA
9.500%, 05/01/18	25	28
6.500%, 03/01/33 to 10/01/34	156	177
6.450%, 10/01/18	523	597
6.000%, 02/01/23	508	553
5.931%, 02/01/12	344	345
5.680%, 06/01/17	539	599
5.626%, 12/01/11	569	568
5.500%, 03/01/14 to 12/01/25	2,713	2,960
5.034%, 08/01/15	372	411
5.016%, 02/01/13	188	194
5.000%, 02/01/13 to 06/01/23	2,736	2,938
4.771%, 09/01/15	1,236	1,366
4.360%, 12/01/15	979	1,054
3.790%, 07/01/13	1,018	1,055
2.990%, 10/01/17	3,262	3,326

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	$182	$196
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	510	522
FNMA REMIC, Ser 2006-79, Cl DF
0.536%, 08/25/36 (A)	411	410
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	700	776
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,231	1,329
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	1,006	1,096
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,316
FNMA TBA
6.000%, 09/01/37	3,300	3,621
5.500%, 08/01/37	900	975
GNMA
8.750%, 07/20/17 to 07/20/17	8	9
8.500%, 11/20/16 to 08/20/17	39	43
7.500%, 11/15/25 to 03/15/27	31	36
6.000%, 09/15/24	645	726
GNMA TBA
5.500%, 08/01/23	4,300	4,756
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	235	238

Total Mortgage-Backed Securities (Cost $43,457) ($ Thousands)		44,791

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
FHLB
2.750%, 03/13/15	1,500	1,581
FNMA
2.750%, 03/13/14	2,050	2,160

Total U.S. Government Agency Obligations (Cost $3,613) ($ Thousands)		3,741

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Notes (C)
2.250%, 05/31/14	1,300	1,363
0.750%, 06/15/14	1,500	1,510

Total U.S. Treasury Obligations (Cost $2,830) ($ Thousands)		2,873

ASSET-BACKED SECURITY — 1.2%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	570	607

Total Asset-Backed Security (Cost $570) ($ Thousands)		607

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (B) — 25.1%
BNP Paribas 0.200%, dated 0729/11, to be repurchased on 08/01/11, repurchase price $13,300,222 (collateralized by various FHLMC/FNMA obligations, ranging in par value $1,398,950-$6,258,728, 4.000%-5.175%, 02/01/21-12/01/39, with total market value $13,566,000)	$13,300	$13,300

Total Repurchase Agreement (Cost $13,300) ($ Thousands)		13,300

Total Investments — 123.4% (Cost $63,770) ($ Thousands)		$65,312

Futures — A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(17)	Sep-2011	$(23)
U.S. 2-Year Treasury Note	(9)	Oct-2011	(2)
U.S. 5-Year Treasury Note	199	Oct-2011	594

			$569

Percentages are based on Net Assets of $52,922 ($ Thousands).

(A)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$44,791	$—	$44,791
U.S. Government Agency Obligations	—	3,741	—	3,741
U.S. Treasury Obligations	—	2,873	—	2,873
Asset-Backed Security	—	607	—	607
Repurchase Agreement	—	13,300	—	13,300

Total	$—	$65,312	$—	$65,312

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$569	$—	$—	$569

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	17

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 100.4%

Agency Mortgage-Backed Obligations — 100.4%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.964%, 08/15/11 (A)	$604	$105
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.433%, 08/15/11 (A)	1,165	173
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.244%, 08/15/11 (A)	4,124	658
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.263%, 08/15/11 (A)	3,657	599
FHLMC REMIC, Ser 2010-3631, IO
6.263%, 08/15/11 (A)	16,116	2,650
FNMA
8.000%, 09/01/14 to 09/01/28	87	101
7.000%, 08/01/29 to 09/01/32	323	374
6.500%, 09/01/32	125	141
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	29	33
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	55	62
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,271	1,377
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.223%, 08/25/11 (A)	8,800	1,329
GNMA
10.000%, 05/15/16 to 09/15/19	16	17
9.500%, 11/15/16 to 11/15/20	49	57
9.000%, 12/15/17 to 05/15/22	127	144
8.500%, 10/15/16 to 06/15/17	40	41
8.000%, 04/15/17 to 03/15/32	594	668
7.750%, 10/15/26	42	50
7.500%, 02/15/27 to 10/15/35	351	411
7.250%, 01/15/28	134	156
7.000%, 04/15/19 to 06/20/38	5,522	6,412
6.750%, 11/15/27	47	54
6.500%, 02/15/13 to 05/15/40	5,775	6,560
6.000%, 07/15/24 to 10/15/39	2,985	3,344
5.500%, 01/15/33 to 12/15/38 (C)	12,659	14,091
5.000%, 04/15/33 to 06/15/40 (C)	25,645	28,117
4.500%, 08/15/33 to 10/15/40	4,261	4,559
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	802	939
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	4,097	498
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.063%, 09/16/35 (A)	4,508	884
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,989

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	$2,441	$2,719
GNMA TBA
6.500%, 08/20/33	700	788
6.000%, 09/01/36	12,000	13,384
5.500%, 08/01/23	22,900	25,330
5.000%, 08/01/33	11,500	12,551
4.500%, 08/15/39	44,500	47,420
4.000%, 08/01/39 to 08/01/39	35,600	36,801

Total Mortgage-Backed Securities (Cost $207,292) ($ Thousands)		216,586

REPURCHASE AGREEMENTS (B) — 62.8%
JPMorgan Chase 0.200%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $134,102,235 (collateralized by various FNMA obligations, ranging in par value $782,558-$1,021,601, 3.000%-6.500%, 03/01/13-08/1/41, with total market value $136,782,797)	134,100	134,100
UBS 0.200%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $1,300,022 (collateralized by FNMA, par value $1,361,555, 5.000%, 07/01/40, with total market value $1,326,001)	1,300	1,300

Total Repurchase Agreements (Cost $135,400) ($ Thousands)		135,400

Total Investments — 163.2% (Cost $342,692) ($ Thousands)		$351,986

Futures — A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	86	Sep-2011	$155
U.S. 2-Year Treasury Note	(47)	Oct-2011	(10)
U.S. 5-Year Treasury Note	(32)	Sep-2011	(96)
U.S. Long Treasury Bond	(5)	Sep-2011	(8)

			$41

Percentages are based on Net Assets of $215,641 ($ Thousands).

(A)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$216,586	$—	$216,586
Repurchase Agreements	—	135,400	—	135,400

Total	$—	$351,986	$—	$351,986

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$41	$—	$—	$41

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 37.6%

Banks — 9.5%
ANZ National International
2.375%, 12/21/12 (A)	$342	$347
Bank of America MTN
1.673%, 01/30/14 (B)	1,000	998
Bank of Montreal
2.125%, 06/28/13	504	518
Bank of Montreal MTN
0.723%, 04/29/14 (B)	500	500
Bank of Nova Scotia
0.505%, 11/26/12 (B)	776	776
2.375%, 12/17/13	447	460
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	336	343
BB&T
0.953%, 04/28/14 (B)	525	525
BB&T MTN
3.375%, 09/25/13	629	658
BNP Paribas MTN
2.125%, 12/21/12	546	552
BPCE
2.375%, 10/04/13 (A)	504	514
Canadian Imperial Bank of Commerce
0.473%, 05/04/12	839	840
1.450%, 09/13/13	703	709
Danske Bank MTN
1.299%, 04/14/14 (A) (B)	1,050	1,050
Deutsche Bank
2.375%, 01/11/13	315	320
HSBC Bank PLC
1.050%, 01/17/14 (A) (B)	923	928
ING Bank
2.650%, 01/14/13 (A)	525	532
2.000%, 10/18/13 (A)	629	628
Intesa Sanpaolo
2.375%, 12/21/12	629	608
Nordea Bank
1.750%, 10/04/13 (A)	629	633
Royal Bank of Canada MTN
0.550%, 04/17/14 (B)	1,000	1,001
Royal Bank of Scotland PLC
3.400%, 08/23/13	839	856
Santander US Debt Unipersonal
0.652%, 10/21/11 (A) (B)	692	691

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Societe Generale
2.200%, 09/14/13 (A)	$525	$522
Societe Generale MTN
1.296%, 04/11/14 (A) (B)	1,000	979
Standard Chartered PLC
1.214%, 05/12/14 (A) (B)	1,000	999
State Street
0.602%, 03/07/14 (B)	715	715
Swedbank Hypotek
0.696%, 03/28/14 (A) (B)	1,400	1,402
Toronto-Dominion Bank
0.549%, 07/14/14 (B)	620	622
Wachovia MTN
5.500%, 05/01/13	734	790

		21,016

Consumer Products — 1.1%
CVS Caremark
5.750%, 08/15/11	734	735
DIRECTV Holdings LLC
3.500%, 03/01/16	465	489
President and Fellows of Harvard College
3.700%, 04/01/13	556	585
Procter & Gamble
1.350%, 08/26/11	525	525

		2,334

Energy — 0.7%
BP Capital Markets PLC
5.250%, 11/07/13	525	570
0.850%, 03/11/14 (B)	1,000	1,002

		1,572

Financial Services — 7.1%
Ally Financial
2.200%, 12/19/12	252	258
0.246%, 12/19/12 (B)	734	735
American Express Credit
1.096%, 06/24/14 (B)	1,500	1,498
American Honda Finance MTN
0.474%, 08/28/12 (A) (B)	420	420
0.416%, 03/27/12 (A) (B)	734	734
American Honda Finance
2.375%, 03/18/13 (A)	248	253
Caterpillar Financial Services
0.536%, 04/01/14 (B)	850	852
Caterpillar Financial Services MTN
1.900%, 12/17/12	350	356
Citigroup
5.125%, 05/05/14	839	900
1.176%, 04/01/14 (B)	1,250	1,237
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	531	543
2.250%, 01/10/14 (A)	135	138

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Electric Capital
1.096%, 01/07/14 (B)	$420	$420
General Electric Capital MTN
1.138%, 05/09/16 (B)	1,000	999
0.246%, 12/21/12 (B)	713	713
John Deere Capital MTN
1.875%, 06/17/13	420	430
0.399%, 07/15/13 (B)	655	656
Kimco Realty
6.000%, 11/30/12	734	775
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	202	203
NCUA Guaranteed Notes
0.206%, 06/12/13 (B)	530	530
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	122	125
Toyota Motor Credit MTN
1.375%, 08/12/13	839	848
Ventas Realty
3.125%, 11/30/15	519	528
Volkswagen International Finance
0.856%, 04/01/14 (A) (B)	850	853
Western Union
0.832%, 03/07/13 (B)	810	813

		15,817

Food, Beverage & Tobacco — 3.3%
Anheuser-Busch InBev Worldwide
0.977%, 03/26/13 (B)	315	318
0.802%, 01/27/14 (B)	986	993
0.609%, 07/14/14 (B)	1,200	1,204
Archer-Daniels-Midland
0.422%, 08/13/12 (B)	1,028	1,030
Coca-Cola Enterprises
0.561%, 02/18/14 (B)	1,049	1,051
Dr Pepper Snapple Group
1.700%, 12/21/11	420	422
General Mills
5.250%, 08/15/13	776	842
Kraft Foods
5.625%, 11/01/11	54	55
2.625%, 05/08/13	311	321
Philip Morris International
2.500%, 05/16/16	1,000	1,028

		7,264

Health Care — 2.0%
AmerisourceBergen
5.625%, 09/15/12	1,049	1,104
Express Scripts
5.250%, 06/15/12	650	674
GlaxoSmithKline Capital
4.850%, 05/15/13	357	384

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Novartis Capital
1.900%, 04/24/13	$313	$321
Pfizer
4.450%, 03/15/12	420	430
Quest Diagnostics
1.096%, 03/24/14 (B)	335	337
Sanofi
0.556%, 03/28/14 (B)	1,000	1,005
Thermo Fisher Scientific
2.050%, 02/21/14	274	282

		4,537

Industrials — 0.5%
Boeing
1.875%, 11/20/12	304	309
Danaher
1.300%, 06/23/14	670	678
Textron
6.500%, 06/01/12	210	219

		1,206

Information Technology — 1.1%
Dell
3.375%, 06/15/12	147	150
eBay
0.875%, 10/15/13	290	290
Hewlett-Packard
0.654%, 05/30/14 (B)	1,000	1,006
Xerox
1.081%, 05/16/14 (B)	995	1,001

		2,447

Insurance — 2.8%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	900	969
Berkshire Hathaway Finance
0.576%, 01/10/14 (B)	1,049	1,052
MBIA Insurance
14.000%, 01/15/33 (A) (B)	210	127
Metropolitan Life Global Funding I
0.996%, 01/10/14 (A) (B)	839	839
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	839	892
Monumental Global Funding III
0.449%, 01/15/14 (A) (B)	378	366
New York Life Global Funding
0.506%, 04/04/14 (A) (B)	1,000	1,000
Prudential Financial MTN
5.100%, 09/20/14	462	510
2.750%, 01/14/13	525	536

		6,291

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Investment Banker/Broker Dealer — 5.7%
BlackRock
2.250%, 12/10/12	$420	$428
Citigroup Funding
1.875%, 11/15/12	5,000	5,095
Credit Agricole Home Loan SFH
1.002%, 07/21/14 (A) (B)	1,000	996
Goldman Sachs Group
1.268%, 02/07/14 (B)	1,431	1,417
Goldman Sachs Group MTN
6.000%, 05/01/14	239	263
JPMorgan Chase
4.650%, 06/01/14	944	1,016
JPMorgan Chase MTN
1.053%, 01/24/14 (B)	839	838
Marsh & McLennan
5.375%, 07/15/14	1	1
Morgan Stanley
1.853%, 01/24/14 (B)	525	524
4.200%, 11/20/14	839	872
Morgan Stanley, Ser G MTN
0.546%, 01/09/14 (B)	252	244
UBS
1.253%, 01/28/14 (B)	407	408
UBS MTN
1.358%, 02/23/12 (B)	443	445

		12,547

Materials — 0.6%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	381
E.I. du Pont de Nemours
0.667%, 03/25/14 (B)	940	945

		1,326

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/14 (A)	734	749

Security And Commodity Brokers — 0.6%
Genworth Global Funding Trusts, Ser 2007-B
0.401%, 05/15/12 (B)	504	499
MassMutual Global Funding II
0.629%, 01/14/14 (A) (B)	874	874

		1,373

Sovereign — 0.4%
Province of Ontario Canada
0.708%, 05/22/12 (B)	445	447
Republic of Austria MTN
2.000%, 11/15/12 (A)	468	477

		924

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Telephones & Telecommunication — 0.6%
Cellco Partnership
5.250%, 02/01/12	$329	$337
Verizon Communications
0.856%, 03/28/14 (B)	1,000	1,011

		1,348

Utilities — 1.3%
Allegheny Energy Supply LLC
8.250%, 04/15/12 (A)	546	573
Commonwealth Edison
1.625%, 01/15/14	382	387
DTE Energy
0.955%, 06/03/13 (B)	430	432
Georgia Power
1.300%, 09/15/13	600	605
Sempra Energy
1.007%, 03/15/14 (B)	800	803

		2,800

Total Corporate Obligations (Cost $83,210) ($ Thousands)		83,551

ASSET-BACKED SECURITIES — 37.4%

Automotive — 25.5%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	1,512	1,525
Ally Auto Receivables Trust, Ser 2009-B, Cl A2
1.210%, 06/15/12 (A)	34	34
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	1,097	1,104
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	371	373
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	965	971
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	428	429
Ally Master Owner Trust, Ser 2010-1, Cl A
1.937%, 01/15/15 (A) (B)	944	960
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	1,507	1,549
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.056%, 01/15/16 (B)	642	647
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	418	435

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	$210	$210
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	327	336
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	549	550
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	473	474
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,111	1,116
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	360	360
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	440	440
Americredit Prime Automobile Receivable, Ser 2007-1, Cl B
5.350%, 09/09/13	408	411
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	643	648
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,081	1,164
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	813	856
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	172	178
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 09/20/13 (A)	560	564
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	1,282	1,317
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	487	490
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	462	474
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	867	871
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	258	259

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	$1,125	$1,126
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	460	462
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	200	203
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	450	458
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	385	390
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	249	252
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	137	142
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	1,052	1,058
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	655	674
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.000%, 02/16/15	755	761
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	596	596
CarMax Auto Owner Trust, Ser 2011-1, Cl A2
0.720%, 11/15/13	320	320
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	447	448
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	77	77
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	138	140
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	674	680
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.687%, 05/15/13 (B)	192	193
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	400	404

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	23

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2010-A, Cl A2
0.720%, 09/15/12	$20	$20
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	399	401
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	426	427
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.800%, 07/15/13 (A)	810	810
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	955	958
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	605	605
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A3
1.736%, 09/15/14 (B)	839	850
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
2.436%, 12/15/14 (A) (B)	816	832
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
1.837%, 12/15/14 (A) (B)	1,593	1,619
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.787%, 02/15/16 (B)	208	207
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.736%, 10/20/14 (A) (B)	944	957
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	306	307
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	518	525
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	166	168
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	659	663
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	578	580
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	365	367
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	936	976

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	$835	$855
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	890	896
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	571	574
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	665	665
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	485	485
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	445	446
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	765	792
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	129	130
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	363	366
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	567	570
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	571	571
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	625	625
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	350	350
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	1,181	1,191
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	243	250
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	1,036	1,036
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	161	161
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	782	784

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	$207	$210
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	640	641
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	306	306
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	659	661
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	426	426
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	750	750
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	34	34
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	397	398
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	627	628
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	50	51
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	452	454
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	703	704
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	800	800
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	783	800
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	183	183
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	540	540

		56,734

Credit Card — 5.3%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.186%, 03/16/15 (A) (B)	632	638

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	$850	$886
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	789	791
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.547%, 10/15/15 (B)	546	547
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.487%, 11/17/14 (B)	231	230
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.287%, 05/16/16 (A) (B)	1,200	1,215
Citibank Omni Master Trust, Ser 2009- A12, Cl A12
3.350%, 08/15/16 (A)	1,070	1,095
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.487%, 12/15/14 (B)	875	884
Discover Card Master Trust, Ser 2009-A2, Cl A
1.487%, 02/17/15 (B)	1,175	1,189
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.537%, 08/15/16 (B)	845	848
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.397%, 11/16/15 (B)	535	535
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.287%, 04/15/15 (B)	1,120	1,136
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	1,093	1,096
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.736%, 01/15/17 (B)	619	622

		11,712

Miscellaneous Business Services — 6.4%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.503%, 07/25/19 (A) (B)	61	61
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.111%, 08/16/19 (A) (B)	298	211
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.475%, 01/18/21 (A) (B)	473	442
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.736%, 08/22/16 (A) (B)	88	87

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	25

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CIT Equipment Collateral, Ser 2009-VT1, Cl A3
3.070%, 08/15/16 (A)	$180	$181
CNH Equipment Trust, Ser 2009-B, Cl A3
5.170%, 10/15/14	670	688
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	605	607
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	390	390
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
0.987%, 12/15/15 (A) (B)	392	394
Colts Trust, Ser 2006-2A, Cl A
0.527%, 12/20/18 (A) (B)	79	77
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.377%, 06/25/36 (B)	132	111
Franklin CLO, Ser 2003-4A, Cl A
0.797%, 09/20/15 (A) (B) (C)	15	15
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	554	555
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	692	693
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	480	481
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	485	486
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	610	619
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	365	365
Katonah CLO, Ser 2005-7A, Cl B
0.681%, 11/15/17 (A) (B)	504	401
Lambda Finance, Ser 2005-1A, Cl B3
0.631%, 11/15/29 (A) (B)	353	329
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.547%, 03/22/21 (A) (B)	420	356
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.387%, 12/25/35 (B)	88	85
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.637%, 10/26/15 (A) (B)	1,200	1,213
Prima Capital CDO, Ser 2006-CR1A, Cl A1
5.147%, 12/28/48 (A)	227	224

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.186%, 09/20/19 (A) (B)	$126	$123
Sierra Receivables Funding LLC, Ser 2009-2A, Cl NT
4.520%, 08/20/26 (A)	33	33
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.343%, 07/25/22 (B)	698	696
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.333%, 04/25/23 (B)	416	415
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.253%, 07/25/17 (B)	398	395
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.353%, 10/25/16 (B)	689	696
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.186%, 10/15/24 (A) (B)	225	226
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.707%, 03/25/26 (B)	1,933	1,934
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.036%, 12/16/24 (A) (B)	715	714

		14,303

Mortgage Related — 0.2%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.297%, 10/25/36 (B)	23	23
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.397%, 12/25/35 (B)	247	206
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.787%, 06/25/33 (B)	40	33
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	128	66

		328

Total Asset-Backed Securities (Cost $83,413) ($ Thousands)		83,077

MORTGAGE-BACKED SECURITIES — 24.3%

Agency Mortgage-Backed Obligations — 12.8%
FHLMC
2.367%, 02/01/30 (B)	207	217
2.354%, 02/01/22 (B)	300	315
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	42	44

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	$62	$63
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	20	20
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	286	295
FHLMC REMIC, Ser 2005-2921, Cl NV
4.500%, 01/15/29	34	34
FHLMC TBA
4.000%, 08/15/41	7,250	7,363
FNMA
6.000%, 01/01/27	311	342
5.890%, 10/01/11	182	182
5.626%, 12/01/11	242	242
5.000%, 04/01/21 to 03/01/25	5,738	6,195
2.487%, 11/01/23 (B)	100	103
2.465%, 01/01/29 (B)	26	27
2.409%, 11/01/25 (B)	27	29
2.318%, 09/01/24 (B)	157	163
2.233%, 09/01/24 (B)	61	63
2.176%, 05/01/28 (B)	183	190
1.433%, 11/01/21 (B)	41	41
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	49	54
FNMA REMIC, Ser 1993-220, Cl FA
0.819%, 11/25/13 (B)	15	15
FNMA REMIC, Ser 2001-33, Cl FA
0.637%, 07/25/31 (B)	59	59
FNMA REMIC, Ser 2002-64, Cl FG
0.436%, 10/18/32 (B)	38	38
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	514	525
FNMA TBA
6.000%, 09/01/37	3,000	3,291
3.500%, 08/01/40	3,600	3,701
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.635%, 10/07/20 (B)	1,189	1,192
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	93	94
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.555%, 11/06/17 (B)	322	322
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.635%, 01/08/20 (B)	239	239
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.585%, 02/06/20 (B)	383	383
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.586%, 03/11/20 (B)	1,182	1,184

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.565%, 03/06/20 (B)	$506	$506
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.565%, 05/07/20 (B)	866	866

		28,397

Non-Agency Mortgage-Backed Obligations — 11.5%
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
2.500%, 05/17/60 (A) (B)	691	691
Asset Securitization, Ser 1996-MD6, Cl A7
8.335%, 11/13/29 (B)	244	245
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.696%, 08/15/29 (A) (B)	150	138
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.831%, 02/25/35 (B)	364	314
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.955%, 07/25/35 (B)	613	495
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
3.199%, 09/25/35 (B)	194	156
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.122%, 11/25/35 (B)	72	57
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.715%, 06/25/35 (B)	229	179
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.833%, 08/25/35 (B)	366	249
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.089%, 02/25/36 (B)	166	116
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	20	20
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/50	374	384
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	298	302
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.958%, 09/25/34 (B)	115	107
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.854%, 03/25/36 (B)	307	233

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	27

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	$279	$289
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.286%, 12/15/20 (A) (B)	491	478
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	259	258
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.727%, 02/25/35 (B)	40	34
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.457%, 03/25/35 (B)	67	54
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.840%, 02/20/36 (B)	301	185
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.800%, 10/19/16 (A) (B)	12	8
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	223	224
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.364%, 11/19/35 (B)	322	252
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.142%, 03/06/20 (A) (B)	615	609
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.535%, 03/06/20 (A) (B)	734	716
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (A)	942	957
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	747	762
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.782%, 07/25/35 (B)	413	302
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.804%, 01/25/36 (B)	528	424
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.418%, 05/25/47 (B)	416	283
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.947%, 01/25/35 (B)	106	81
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.707%, 04/25/35 (B)	115	94
Impac CMB Trust, Ser 2005-3, Cl A1
0.667%, 08/25/35 (B)	106	69

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2005-5, Cl A1
0.507%, 08/25/35 (B)	$85	$61
Impac CMB Trust, Ser 2005-8, Cl 1A
0.447%, 02/25/36 (B)	275	193
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	565	567
JP Morgan Chase Commercial Mortgage Securities, Ser C3, Cl A1
1.875%, 02/16/46 (A)	951	962
JP Morgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	1,200	1,213
JP Morgan Mortgage Trust, Ser 2005- A6, Cl 7A1
3.079%, 08/25/35 (B)	239	189
JP Morgan Mortgage Trust, Ser 2007- A3, Cl 1A1
5.018%, 05/25/37 (B)	347	245
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	328	334
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	629	648
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.510%, 12/15/29	16	16
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	629	674
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.622%, 02/25/35 (B)	646	603
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.457%, 04/25/35 (B)	124	87
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.231%, 06/25/37 (B)	450	304
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.747%, 01/25/30 (B)	33	29
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.417%, 03/25/30 (B)	47	41
Morgan Stanley Capital I, Ser 2004-T13
4.660%, 09/13/45	923	973
Morgan Stanley Capital I, Ser HQ9, Cl A2
5.618%, 07/12/44	129	129
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	61	61

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser IQ2, Cl A4
5.740%, 12/15/35	$91	$93
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.447%, 05/25/35 (B)	87	68
MortgageIT Trust, Ser 2005-3, Cl A1
0.487%, 08/25/35 (B)	308	233
MortgageIT Trust, Ser 2005-4, Cl A1
0.467%, 10/25/35 (B)	402	278
MortgageIT Trust, Ser 2005-5, Cl A1
0.447%, 12/25/35 (B)	376	266
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	250	260
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.371%, 11/15/38 (A) (B)	132	106
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.357%, 12/15/39 (A) (B)	316	243
Permanent Master Issuer PLC, Ser 2010-1A
1.399%, 07/15/42 (A) (B)	403	402
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
3.290%, 11/25/35 (B)	216	147
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.676%, 07/27/37 (B)	362	232
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.456%, 01/20/35 (B)	45	35
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.416%, 02/20/35 (B)	44	37
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4
5.698%, 08/15/39 (B)	944	967
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.570%, 03/25/36 (B)	445	340
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.745%, 01/25/35 (B)	251	227
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.733%, 02/25/35 (B)	208	178
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.752%, 04/25/35 (B)	174	165
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.788%, 10/25/35 (B)	338	318

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.831%, 10/25/35 (B)	$537	$478
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.739%, 04/25/36 (B)	303	241
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
2.819%, 03/25/36 (B)	369	306
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.050%, 07/25/36 (B)	413	261
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	302	236
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.558%, 02/15/44 (A)	1,643	1,682
WF-RBS Commercial Mortgage Trust, Ser 2011-C3
1.988%, 03/15/44 (A)	625	633

		25,526

Total Mortgage-Backed Securities (Cost $56,485) ($ Thousands)		53,923

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
FHLB
0.350%, 07/25/12	2,000	1,998
FHLMC
1.625%, 04/15/13	1,888	1,926
FNMA
1.000%, 12/27/12	2,000	2,017

Total U.S. Government Agency Obligations (Cost $5,905) ($ Thousands)		5,941

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Notes
0.500%, 11/30/12	5,000	5,013
0.375%, 08/31/12	900	901

Total U.S. Treasury Obligations (Cost $5,914) ($ Thousands)		5,914

MUNICIPAL BONDS — 1.6%

California — 0.4%
Alameda County, Ser B, RB
1.353%, 12/01/11	630	625
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	375	382

		1,007

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	29

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

July 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 0.4%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	$820	$820

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.247%, 06/15/13 (B)	420	421

New York — 0.3%
City of New York New York, Ser J, GO
4.300%, 06/01/13	550	588

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	630

West Virginia — 0.0%
West Virginia Economic Development Authority, Ser A, RB
2.000%, 01/01/41 (B)	175	176

Total Municipal Bonds (Cost $3,619) ($ Thousands)		3,642

Total Investments — 106.3% (Cost $238,546)($ Thousands)		$236,048

Futures — A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(66)	Sep-2011	$(238)
U.S. 2-Year Treasury Note	9	Oct-2011	2
U.S. 5-Year Treasury Note	1	Sep-2011	1
U.S. Long Treasury Bond	(18)	Sep-2011	(49)

			$(284)

Percentages are based on Net Assets of $222,049 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2011. The date reported is the final maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2011 was $15 ($ Thousands) and represented 0.0% of Net Assets.

ABS — Asset-Backed Security

Cl — Class

CDO — Collateralized Debt Obligation

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$83,551	$—	$83,551
Asset-Backed Securities	—	82,600	477	83,077
Mortgage-Backed Securities	—	53,923	—	53,923
U.S. Government Agency Obligations	—	5,941	—	5,941
U.S. Treasury Obligations	—	5,914	—	5,914
Municipal Bonds	—	3,642	—	3,642

Total	$—	$235,571	$477	$236,048

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(284)	$—	$—	$(284)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Asset-Backed Securities
Beginning balance as of February 1, 2011	$1,325
Change in unrealized appreciation/(depreciation)	204
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	(152)
Net purchases/sales	(900)

Ending balance as of July 31, 2011	$477

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(104)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

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Statements of Assets and Liabilities ($ Thousands)

July 31, 2011 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$221,656		$458,372		$1,171,627		$2,663,768
Repurchase agreements†	156,310		685,522		—		1,257,714
Cash	—		3,518		219,340		10,855
Receivable for investment securities sold	—		—		—		—
Interest receivable	43		62		173		540
Receivable for fund shares sold	—		—		—		—
Receivable from Administration	—		3		6		—
Receivable from Shareholder Services	—		—		—		—
Receivable for variation margin	—		—		—		—
Reclaim receivable	—		—		—		—
Prepaid expenses	15		47		57		145
Total Assets	378,024		1,147,524		1,391,203		3,933,022
LIABILITIES:
Payable for investment securities purchased	—		—		—		—
Administration fees payable	32		—		—		402
Shareholder servicing fees payable	12		6		—		1
Investment advisory fees payable	11		33		41		114
Income distribution payable	2		23		10		44
Trustees’ fees payable	1		2		3		6
Chief Compliance Officer fees payable	1		3		4		10
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	22		55		76		174
Total Liabilities	81		122		134		751
Net Assets	$377,943		$1,147,402		$1,391,069		$3,932,271
†Cost of investments and repurchase agreements	377,966		1,143,894		1,171,627		3,921,482
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$377,939		$1,147,487		$1,391,056		$3,932,337
Undistributed (Distributions in excess of) net investment income	(1)		—		—		—
Accumulated net realized gain (loss) on investments	5		(85)		13		(66)
Net unrealized appreciation (depreciation on investments	—		—		—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$377,943		$1,147,402		$1,391,069		$3,932,271
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	($247,387,518 ÷ 247,418,805 shares	)	($690,401,640 ÷ 690,444,344 shares	)	($1,227,242,312 ÷ 1,227,299,159 shares	)	($3,750,710,900 ÷ 3,750,771,306 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	($47,773,119 ÷ 47,780,793 shares	)	($388,300,176 ÷ 388,319,024 shares	)	($155,320,607 ÷ 155,351,688 shares	)	($108,214,936 ÷ 108,219,043 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	($57,098,766 ÷ 57,111,329 shares	)	($39,390,143 ÷ 39,415,346 shares	)	($8,505,984 ÷ 8,505,172 shares	)	($46,333,908 ÷ 46,334,608 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							($22,408,059 ÷ 22,409,479 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	($25,683,562 ÷ 25,655,582 shares	)	($29,310,309 ÷ 29,314,142 shares	)			($4,603,206 ÷ 4,602,762 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

(1) See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Treasury Fund		Treasury II Fund		Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund		Ultra Short Duration Bond Fund

$ —		$ 49,918		$ 671,277	$52,012	$216,586		$236,048
403,344		—		214,800	13,300	135,400		—
53,478		497,649	(1)	2,417	30	143		687
16,569		—		243,699	7,286	48,338		3,304
80		138		2,378	162	419		593
—		—		2,347	375	94		167
3		21		—	—	—		—
—		—		—	8	—		—
—		—		222	153	70		2
—		—		—	—	—		4
20		19		29	5	11		12
473,494		547,745		1,137,169	73,331	401,061		240,817

—		—		460,997	19,266	183,738		17,542
—		—		193	11	44		47
5		—		—	—	46		—
14		19		80	16	25		12
3		3		91	9	59		34
1		1		1	—	1		—
1		1		2	—	1		1
—		—		2,070	1,071	1,430		988
—		—		1,072	23	46		117
27		24		59	13	30		27
51		48		464,565	20,409	185,420		18,768
$473,443		$547,697		$ 672,604	$52,922	$215,641		$222,049
403,344		49,918		874,157	63,770	342,692		238,546

$473,516		$547,688		$ 660,188	$54,147	$200,465		$248,950
—		—		(789)	(109)	(36)		(341)
(73)		9		2,870	(3,227)	5,877		(23,778)
—		—		11,920	1,542	9,294		(2,498)
—		—		(1,585)	569	41		(284)
$473,443		$547,697		$ 672,604	$52,922	$215,641		$222,049
$1.00		$1.00		$10.69	$11.67	$11.04		$9.31
($178,431,271÷ 178,459,458 shares	)	($356,667,450÷ 356,820,324 shares	)	($672,604,227÷ 62,944,270 shares )	($52,921,590÷ 4,535,806 shares )	($215,641,408÷ 19,530,137 shares	)	($222,049,424÷ 23,855,726 shares )
$1.00		$1.00		N/A	N/A	N/A		N/A
($140,675,186÷ 140,705,563 shares	)	($183,691,934÷ 183,675,593 shares	)
$1.00		$1.00		N/A	N/A	N/A		N/A
($13,285,099÷ 13,299,343 shares		($7,337,224÷ 7,339,805 shares	)
N/A		N/A		N/A	N/A	N/A		N/A

$1.00		N/A		N/A	N/A	N/A		N/A
($141,051,595÷ 141,051,817 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	33

Statements of Operations ($ Thousands)

For the six months ended July 31, 2011 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$422	$824	$880	$4,815
Expenses:
Administration Fees	557	1,272	1,324	3,561
Shareholder Servicing Fees — Class A Shares	275	779	1,550	4,393
Shareholder Servicing Fees — Sweep Class Shares	34	27	—	7
Distribution Fees — Sweep Class Shares	70	56	—	14
Administrative and Shareholder Servicing Fees — Class B Shares	60	556	218	222
Administrative and Shareholder Servicing Fees — Class C Shares	123	109	22	132
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	52
Investment Advisory Fees	118	371	488	1,312
Trustees’ Fees	3	10	13	33
Chief Compliance Officer Fees	1	3	4	11
Registration Fees	9	32	35	93
Custodian/Wire Agent Fees	15	43	59	154
Pricing Fees	1	2	2	6
Other Expenses	22	62	82	211
Total Expenses	1,288	3,322	3,797	10,201
Less, Waiver of:
Investment Advisory Fees	(59)	(186)	(244)	(656)
Administration Fees	(365)	(1,051)	(955)	(1,004)
Shareholder Servicing Fees — Class A Shares	(275)	(779)	(1,550)	(4,393)
Administrative & Shareholder Servicing Fees — Class B Shares	(48)	(556)	(218)	(184)
Administrative & Shareholder Servicing Fees — Class C Shares	(108)	(108)	(22)	(118)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(46)
Distribution Fees — Sweep Class Shares	(96)	(83)	—	(19)
Net Expenses	337	559	808	3,781
Net Investment Income	85	265	72	1,034
Net Realized and Unrealized Gain (Loss) on/from:
Investments	5	4	20	36
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$90	$269	$92	$1,070

*	See Note 3 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Treasury Fund	Treasury II Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund	Ultra Short Duration Bond Fund

$274	$204	$4,686	$773	$1,970	$2,115

551	572	1,170	131	372	450
205	364	836	93	291	321
163	—	—	—	—	—
335	—	—	—	—	—
224	268	—	—	—	—
33	17	—	—	—	—
—	—	—	—	—	—
161	167	293	32	102	127
4	4	7	1	3	3
1	1	2	—	1	1
14	13	16	3	6	9
19	19	29	2	11	12
1	1	56	9	22	28
28	28	39	9	15	16
1,739	1,454	2,448	280	823	967

(80)	(86)	(22)	—	—	(45)
(448)	(538)	—	(2)	(87)	(111)
(205)	(364)	(825)	(79)	—	(321)
(224)	(268)	—	—	—	—
(33)	(17)	—	—	—	—
—	—	—	—	—	—
(498)	—	—	—	—	—
251	181	1,601	199	736	490
23	23	3,085	574	1,234	1,625

19	10	7,376	(177)	7,268	(3,064)
—	—	(1,372)	(303)	655	13

—	—	4,226	773	1,548	3,634
—	—	(4,463)	683	38	(606)
$42	$33	$8,852	$1,550	$10,743	$1,602

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	35

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2011 (Unaudited) and the year ended January 31, 2011

	Money Market Fund		Government Fund
	2/1/11-7/31/11	2/1/10-1/31/11	2/1/11-7/31/11	2/1/10-1/31/11
Operations:
Net Investment Income	$85	$359	$265	$645
Net Realized Gain on Investments	5	2	4	2
Net Increase in Net Assets Resulting from Operations	90	361	269	647
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(79)	(344)	(155)	(427)
Class B	(2)	(4)	(93)	(176)
Class C	(3)	(7)	(11)	(31)
Class H	—	—	—	—
Sweep Class	(1)	(3)	(6)	(11)
Net Capital Gain
Class B	—	(1)	—	—
Class A	—	(6)	—	—
Class C	—	(1)	—	—
Sweep Class	—	(1)	—	—
Total Dividends and Distributions	(85)	(367)	(265)	(645)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	875,078	1,734,955	2,485,672	5,567,117
Reinvestment of Dividends & Distributions	55	245	61	259
Cost of Shares Redeemed	(842,527)	(1,748,792)	(2,428,494)	(5,759,559)
Net Increase (Decrease) from Class A Transactions	32,606	(13,592)	57,239	(192,183)
Class B:
Proceeds from Shares Issued	152,951	294,948	834,924	1,548,689
Reinvestment of Dividends & Distributions	1	1	77	151
Cost of Shares Redeemed	(144,532)	(306,739)	(780,911)	(1,642,343)
Net Increase (Decrease) from Class B Transactions	8,420	(11,790)	54,090	(93,503)
Class C:
Proceeds from Shares Issued	141,652	396,468	182,563	590,208
Reinvestment of Dividends & Distributions	—	1	—	—
Cost of Shares Redeemed	(137,430)	(417,638)	(198,579)	(594,367)
Net Increase (Decrease) from Class C Transactions	4,222	(21,169)	(16,016)	(4,159)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Decrease from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	150,411	339,716	126,965	266,781
Reinvestment of Dividends & Distributions	—	—	4	6
Cost of Shares Redeemed	(151,331)	(341,558)	(122,817)	(271,646)
Net Increase (Decrease) from Sweep Class Transactions	(920)	(1,842)	4,152	(4,859)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	44,328	(48,393)	99,465	(294,704)
Net Increase (Decrease) in Net Assets	44,333	(48,399)	99,469	(294,702)
Net Assets:
Beginning of Period	333,610	382,009	1,047,933	1,342,635
End of Period	$377,943	$333,610	$1,147,402	$1,047,933
Undistributed (Distributions in Excess of) Net Investment Income	$(1)	$(1)	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/11-7/31/11	2/1/10-1/31/11	2/1/11-7/31/11	2/1/10-1/31/11	2/1/11-7/31/11	2/1/10-1/31/11	2/1/11-7/31/11	2/1/10-1/31/11

$72	$132	$1,034	$4,070	$23	$65	$23	$51
20	5	36	15	19	1	10	5
92	137	1,070	4,085	42	66	33	56

(65)	(117)	(1,023)	(4,037)	(8)	(30)	(14)	(34)
(7)	(15)	(7)	(20)	(7)	(19)	(9)	(16)
—	—	(3)	(9)	(1)	(2)	—	(1)
—	—	(1)	(3)	—	—	—	—
—	—	—	(1)	(7)	(14)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(72)	(132)	(1,034)	(4,070)	(23)	(65)	(23)	(51)

1,975,147	4,095,746	10,924,981	20,017,875	8,746,810	16,949,017	690,793	1,332,020
7	15	199	1,261	3	16	6	16
(1,981,498)	(4,142,548)	(10,318,656)	(20,034,360)	(8,744,138)	(17,068,980)	(621,961)	(1,480,492)
(6,344)	(46,787)	606,524	(15,224)	2,675	(119,947)	68,838	(148,456)

530,566	939,511	515,727	1,022,342	446,483	1,262,822	251,800	514,619
4	9	3	8	3	8	1	4
(495,116)	(966,616)	(542,836)	(1,069,482)	(484,586)	(1,268,188)	(246,150)	(501,854)
35,454	(27,096)	(27,106)	(47,132)	(38,100)	(5,358)	5,651	12,769

49,725	27,205	184,519	655,743	50,788	183,546	30,247	75,202
—	—	—	1	—	—	—	—
(50,679)	(22,998)	(194,222)	(694,391)	(48,451)	(199,021)	(29,092)	(77,638)
(954)	4,207	(9,703)	(38,647)	2,337	(15,475)	1,155	(2,436)

N/A	N/A	21,577	47,551	N/A	N/A	N/A	N/A
N/A	N/A	1	3	N/A	N/A	N/A	N/A
N/A	N/A	(23,575)	(54,905)	N/A	N/A	N/A	N/A
N/A	N/A	(1,997)	(7,351)	N/A	N/A	N/A	N/A

N/A	N/A	23,690	116,698	215,345	396,053	N/A	N/A
N/A	N/A	—	1	—	—	N/A	N/A
N/A	N/A	(23,797)	(143,835)	(203,813)	(404,977)	N/A	N/A
N/A	N/A	(107)	(27,136)	11,532	(8,924)	N/A	N/A
28,156	(69,676)	567,611	(135,490)	(21,556)	(149,704)	75,644	(138,123)
28,176	(69,671)	567,647	(135,475)	(21,537)	(149,703)	75,654	(138,118)

1,362,893	1,432,564	3,364,624	3,500,099	494,980	644,683	472,043	610,161
$1,391,069	$1,362,893	$3,932,271	$3,364,624	$473,443	$494,980	$547,697	$472,043
$—	$—	$—	$—	$—	$—	$—	$—

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	37

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2011 (Unaudited) and the year ended January 31, 2011

	Short-Duration Government Fund
	2/1/11-7/31/11	2/1/10-1/31/11
Operations:
Net Investment Income	$3,085	$5,939
Net Realized Gain (Loss) on Investments and Futures Contracts	6,004	3,701
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(237)	6,328
Net Increase in Net Assets Resulting from Operations	8,852	15,968
Dividends and Distributions to Shareholders:
Net Investment Income	(3,890)	(9,316)
Net Capital Gains	—	(4,787)
Total Dividends and Distributions	(3,890)	(14,103)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	214,787	995,520
Reinvestment of Dividends & Distributions	3,357	12,578
Cost of Shares Redeemed	(417,815)	(519,738)
Net Increase (Decrease) from Class A Transactions	(199,671)	488,360
Net Increase (Decrease) in Net Assets	(194,709)	490,225
Net Assets:
Beginning of Period	867,313	377,088
End of Period	$672,604	$867,313
Undistibuted (Distributions in Excess of) Net Investment Income	$(789)	$16
Capital Share Transactions:
Class A:
Shares Issued	20,189	93,798
Reinvestment of Distributions	316	1,184
Shares Redeemed	(39,424)	(48,951)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(18,919)	46,031

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Intermediate-Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund
2/1/11-7/31/11	2/1/10-1/31/11	2/1/11-7/31/11	2/1/10-1/31/11	2/1/11-7/31/11	2/1/10-1/31/11

$574	$1,589	$1,234	$3,603	$1,625	$4,998
(480)	1,690	7,923	9,292	(3,051)	(11,033)
1,456	(847)	1,586	879	3,028	15,789
1,550	2,432	10,743	13,774	1,602	9,754

(685)	(2,015)	(1,400)	(3,899)	(1,971)	(6,166)
—	(4,687)	—	(5,289)	—	—
(685)	(6,702)	(1,400)	(9,188)	(1,971)	(6,166)

25,135	234,078	44,582	295,258	101,655	361,528
605	6,262	1,016	7,361	1,750	5,248
(161,627)	(111,103)	(173,715)	(171,704)	(346,599)	(161,990)
(135,887)	129,237	(128,117)	130,915	(243,194)	204,786
(135,022)	124,967	(118,774)	135,501	(243,563)	208,374

187,944	62,977	334,415	198,914	465,612	257,238
$52,922	$187,944	$215,641	$334,415	$222,049	$465,612
$(109)	$2	$(36)	$130	$(341)	$5

2,191	20,154	4,141	27,752	10,893	38,917
53	547	94	695	187	564
(14,315)	(9,696)	(16,301)	(16,198)	(37,117)	(17,431)
(12,071)	11,005	(12,066)	12,249	(26,037)	22,050

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	39

Financial Highlights

For the six months ended July 31, 2011 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.04%		$247,387	0.18%		0.68%	0.07%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14		214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.31		228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.45	††	341,204	0.20	(2)	0.64	2.46
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	5.23		401,174	0.18		0.63	5.13
2007	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	5.07		623,314	0.18		0.63	4.97
Class B
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$47,773	0.24	%(3)	0.73%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		39,352	0.30	(3)	0.73	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.15		51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.15	††	120,925	0.50	(2)	0.70	2.19
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.92		166,627	0.48		0.68	4.82
2007	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.76		148,053	0.48		0.68	4.61
Class C
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$57,099	0.24	%(3)	0.93%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		52,876	0.30	(3)	0.93	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.08		74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.94	††	158,833	0.70	(2)	0.89	2.00
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.71		259,640	0.68		0.88	4.61
2007	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.55		243,944	0.68		0.88	4.48
Sweep Class
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$25,684	0.24	%(3)	1.18%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		26,603	0.31	(3)	1.18	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.69	††	68,179	0.95	(2)	1.14	1.79
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.45		133,223	0.93		1.13	4.35
2007	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.29		91,087	0.93		1.13	4.19
Government Fund
Class A
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%		$690,402	0.11	%(3)	0.59%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		633,160	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.14		825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.15		1,526,541	0.22	(2)	0.54	2.06
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.98		1,031,612	0.20		0.53	4.79
2007	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.97		507,735	0.20		0.54	4.88
Class B
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%		$388,300	0.10	%(3)	0.64%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		334,209	0.16	(3)	0.64	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.84		623,905	0.52	(2)	0.60	1.62
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.67		197,593	0.50		0.58	4.53
2007	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.66		122,674	0.50		0.59	4.57
Class C
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%		$39,390	0.10	%(3)	0.84%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		55,406	0.17	(3)	0.84	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.64		153,015	0.71	(2)(3)	0.79	1.65
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.46		154,244	0.70		0.78	4.35
2007	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.45		137,375	0.70		0.79	4.37
Sweep Class
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%		$29,310	0.10	%(3)	1.09%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		25,158	0.16	(3)	1.09	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		30,018	0.30	(2)(3)	1.07	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.39		45,154	0.96	(2)(3)	1.04	1.34
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.20		28,233	0.95		1.03	4.06
2007	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.19		15,077	0.95		1.04	4.07

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and/or the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2011. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.01%		$1,227,242	0.12	%(3)	0.54%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.11		1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	2.10		2,050,235	0.21	(2)	0.50	1.99
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.97		1,354,361	0.20		0.48	4.81
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.96		680,219	0.20		0.49	4.86
Class B
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$155,321	0.12	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		119,864	0.16	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.79		242,332	0.51	(2)	0.54	1.80
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.66		150,900	0.50		0.53	4.53
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.64		140,930	0.50		0.54	4.56
Class C
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$8,506	0.12	%(3)	0.79%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		9,460	0.16	(3)	0.79	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.60		31,462	0.70	(2)(3)	0.74	1.63
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.45		43,538	0.70		0.73	4.05
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.44		4,089	0.70		0.74	4.38
Prime Obligation Fund
Class A
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.03%		$3,750,711	0.20%		0.54%	0.06%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.11		3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.20	††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	2.37		3,796,102	0.22	(2)	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	5.21		3,740,714	0.20		0.48	5.10
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	5.06		3,382,051	0.20		0.49	4.96
Class B
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$108,215	0.25	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.07	††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	2.06		346,741	0.51	(2)	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.90		475,700	0.50		0.53	4.82
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.74		715,879	0.50		0.54	4.65
Class C
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$46,334	0.25	%(3)	0.79%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.06	††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.86		467,782	0.71	(2)	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.69		641,977	0.70		0.73	4.60
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.53		780,951	0.70		0.74	4.45
Class H
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$22,408	0.25	%(3)	0.72%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.02	††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.93		58,276	0.64	(2)	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.76		80,958	0.63		0.66	4.65
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.61		65,512	0.63		0.67	4.55
Sweep Class
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$4,603	0.25	%(3)	1.04%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.06	††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.62		57,135	0.95	(2)(3)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.43		56,378	0.95		0.98	4.34
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.27		47,991	0.95		0.99	4.20

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and\or reimburse certain expenses of the Fund in order to limit the one- day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and\or the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2011. All ratios for the period have been annualized.
†	Returns are for the period included and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements. The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	41

Financial Highlights

For the six months ended July 31, 2011 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on securities	Payment by Affiliate	Total from operations	Dividends from Net investment Income		Distributions from Realized Capital Gains	Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.01%		$178,431	0.11	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.02		175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.07		295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	1.27		572,906	0.19	(2)	0.55	1.18
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.64		610,451	0.20		0.53	4.36
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.95		287,595	0.20		0.54	4.87
Class B
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$140,675	0.11	%(3)	0.64%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		178,769	0.19	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	1.06		487,254	0.40	(2)(3)	0.59	1.12
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.33		761,497	0.50		0.58	4.07
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.64		359,090	0.50		0.59	4.58
Class C
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$13,285	0.11	%(3)	0.84%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		10,948	0.18	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.93		72,803	0.53	(2)(3)	0.80	0.98
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.12		144,919	0.70		0.78	4.00
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.43		100,928	0.70		0.79	4.34
Sweep Class
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$141,052	0.11	%(3)	1.09%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.77		206,719	0.61	(2)(3)	1.05	0.67
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	3.86		111,853	0.95		1.03	3.74
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.17		97,004	0.95		1.04	4.11
Treasury II Fund
Class A
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00%		$356,668	0.08	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		436,276	0.12	(2)	0.55	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	1.05		688,813	0.20	(2)	0.54	0.87
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.11		516,164	0.21		0.53	3.72
2007	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.62		181,976	0.25		0.53	4.50
Class B
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$183,692	0.08	%(3)	0.64%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		178,037	0.12	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.82		363,238	0.39	(2)(3)	0.59	0.58
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	3.81		109,384	0.51		0.58	3.54
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.31		51,984	0.55		0.58	4.18
Class C
2011@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$7,337	0.08	%(3)	0.84%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		6,183	0.12	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.69		13,364	0.47	(2)(3)	0.79	0.50
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	3.59		7,254	0.72		0.79	3.71
2007	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.10		20,267	0.75		0.78	4.04

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 19, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and/or the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2011. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Short-Duration Government Fund
Class A
2011@	$10.59	$0.05	$0.11	$0.16	$(0.06)	$—	$(0.06)	$10.69	1.52%	$672,604	0.48%	0.73%	0.92%	429%
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
2008	9.95	0.46	0.28	0.74	(0.48)	—	(0.48)	10.21	7.65	172,892	0.45	0.76	4.63	266
2007	10.02	0.42	(0.04)	0.38	(0.45)	—	(0.45)	9.95	3.84	115,462	0.45	0.78	4.19	210
Intermediate-Duration Government Fund
Class A
2011@	$11.32	$0.09	$0.37	$0.46	$(0.11)	$—	$(0.11)	$11.67	4.12%	$52,922	0.53%	0.75%	1.54%	470%
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)	10.76	10.97	50,372	0.50	0.75	4.34	234
2007	10.21	0.42	(0.06)	0.36	(0.44)	—	(0.44)	10.13	3.64	46,635	0.50	0.78	4.17	200
GNMA Fund
Class A
2011@	$10.58	$0.06	$0.46	$0.52	$(0.06)	$—	$(0.06)	$11.04	4.97%	$215,641	0.63%	0.70%	1.06%	824%
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)	9.63	8.31	114,824	0.60	0.72	4.82	271
2007	9.48	0.44	(0.11)	0.33	(0.47)	—	(0.47)	9.34	3.65	143,711	0.60	0.74	4.72	105
Ultra Short Duration Bond Fund
Class A
2011@	$9.33	$0.06	$(0.01)	$0.05	$(0.07)	$—	$(0.07)	$9.31	0.55%	$222,049	0.38%	0.75%	1.27%	77%
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
2008	9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)	9.69	2.06	409,363	0.35	1.28	4.87	54
2007	9.95	0.45	0.03	0.48	(0.46)	—	(0.46)	9.97	4.88	238,820	0.35	0.76	4.51	40

Amounts designated as “—“ are zero or have been rounded to zero.

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2011. All ratios for the period have been annualized.
†	Returns and turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	43

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Duration Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. During unusual economic or market conditions, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that may not ordinarly be consistent with the Fund’s objectives, and the Funds may not achieve its investment objective. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The thirdparty pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2011, there were no fair valued securities in the Funds.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six-month period ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended July 31, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — The Fixed Income Funds’ utilized futures contracts during the six-month period ended July 31, 2011. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	45

Notes to Financial Statements (Continued)

July 31, 2011

exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. There were no swap agreements as of July 31, 2011.

TBA Purchase Commitments — A Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2011, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions, of capital shares held for less than thirty days, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Short-Duration Government Fund	$25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%
Ultra Short Duration Bond Fund	10,000	0.50%

For the six-month period ended July 31, 2011, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	0.33%
Government Fund	0.24%
Government II Fund	0.19%
Prime Obligation Fund	0.19%
Treasury Fund	0.24%
Treasury II Fund	0.24%
Short-Duration Government Fund	0.35%
Intermediate-Duration Government Fund	0.35%
GNMA Fund	0.32%
Ultra Short Duration Bond Fund	0.35%

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund
Class A	0.18	%(1)	0.20	%(3)	0.20	%(2)	0.20	%(2)	0.20	%(2)
Class B	0.48	%(1)	0.50	%(3)	0.50	%(2)	0.50	%(2)	0.50	%(2)
Class C	0.68	%(1)	0.70	%(3)	0.70	%(2)	0.70	%(2)	0.70	%(2)
Class H	N/A		N/A		N/A		0.63	%(1)	N/A
Sweep Class	0.93	%(1)	0.95	%(1)		*	0.95	%(1)	0.95	%(1)

	Treasury II Fund		Short- Duration Government Fund		Inter mediate- Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund
Class A	0.20	%(2)	0.48	%(4)	0.53	%(4)	0.63	%(4)	0.38	%(4)
Class B	0.50	%(2)	N/A		N/A		N/A		N/A
Class C	0.70	%(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		N/A		N/A
Sweep Class		*	N/A		N/A		N/A		N/A

*	Class not currently operational
(1)	Represents a voluntary cap that my be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2011, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2011, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were .45%, .50%, .60% and .35%, respectively.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Money Market Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Government Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Government II Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Prime Obligation Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Class H	0.25%	0.18%	—
Sweep Class	0.25%	—	0.50%
Treasury Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Treasury II Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	47

Notes to Financial Statements (Continued)

July 31, 2011

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Short-Duration Government
Fund
Class A	0.25%	—	—
Intermediate-Duration
Government Fund
Class A	0.25%	—	—
GNMA Fund
Class A	0.25%	—	—
Ultra Short Bond Fund
Class A	0.25%	—	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statement of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six-month period ended July 31, 2011 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$2
Class B	48	—
Class C	108	—
Sweep Class	96	—
Government Fund
Class A	—	291
Class B	556	177
Class C	108	20
Sweep Class	83	11
Government II Fund
Class A	—	519
Class B	218	63
Class C	22	3
Prime Obligation Fund
Class A	—	26
Class B	184	1
Class C	118	—
Class H	46	—
Sweep Class	19	—
Treasury Fund
Class A	—	74
Class B	224	67
Class C	33	6
Sweep Class	498	61
Treasury II Fund
Class A	—	181
Class B	268	110
Class C	17	4

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversidght of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of July 31, 2011, the Trust has not participated in The Program.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of each of the Money Market Funds’ net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee was calculated based on the combined assets of the Money Market Funds. The Adviser also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee was calculated based on the combined assets of these Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee was calculated based on the net assets of the Ultra Short Duration Bond Fund.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six-months ended July 31, 2011, were as follows for the Fixed Income Funds:

	Short-Duration Government Fund ($Thousands)	Intermediate- Duration Government Fund ($Thousands)	GMNA Fund ($Thousands)	Ultra Short Duration Bond Fund ($Thousands)
Purchases
U.S. Government	$2,742,313	$357,473	$1,866,235	$115,261
Other	9,514	393	—	48,571
Sales
U.S. Government	2,927,993	493,126	1,990,671	150,744
Other	14,148	508	74	179,541

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2011	$367	$—	$367
	2010	1,311	—	1,311
Government Fund	2011	645	—	645
	2010	2,344	—	2,344
Government II Fund	2011	132	—	132
	2010	2,103	—	2,103
Prime Obligation Fund	2011	4,070	—	4,070
	2010	7,297	—	7,297
Treasury Fund	2011	65	—	65
	2010	648	—	648
Treasury II Fund	2011	51	—	51
	2010	327	—	327
Short-Duration Government Fund	2011	14,103	—	14,103
	2010	5,907	—	5,907
Intermediate-Duration Government Fund	2011	4,812	1,890	6,702
	2010	3,570	699	4,269
GNMA Fund	2011	7,644	1,544	9,188
	2010	6,674	—	6,674
Ultra Short Duration Bond Fund	2011	6,166	—	6,166
	2010	6,657	—	6,657

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	49

Notes to Financial Statements (Continued)

July 31, 2011

As of January 31, 2011, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$26	$—	$—	$—	$(27)	$—	$(1)
Government Fund	47	—	(89)	—	(47)	—	(89)
Government II Fund	14	—	(7)	—	(14)	—	(7)
Prime Obligation Fund	239	—	(102)	—	(239)	—	(102)
Treasury Fund	4	—	(92)	—	(4)	—	(92)
Treasury II Fund	4	—	(1)	—	(4)	—	(1)
Short-Duration Government Fund	968	137	—	—	(949)	7,298	7,454
Intermediate-Duration Government Fund	203	—	—	(2,736)	(201)	644	(2,090)
GNMA Fund	410	—	—	(2,028)	(279)	7,730	5,833
Ultra Short Duration Bond Fund	614	—	(20,237)	(164)	(610)	(6,135)	(26,532)

At January 31, 2011, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$53	1/31/13
	4	1/31/14
	32	1/31/16
Government II Fund	7	1/31/16
Prime Obligation Fund	102	1/31/17
Treasury Fund	64	1/31/12
	1	1/31/13
	22	1/31/14
	5	1/31/15
Treasury II Fund	1	1/31/16
Ultra Short Duration Bond Fund	442	1/31/12
	1,020	1/31/13
	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2011, the Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, and GNMA Fund utilized, $2,333, $4,775, $14,765, $1,006, $4,941 and $5,972,745, respectively, of capital loss carryforwards to offset capital gains. During the year ended January 31, 2011 the Ultra Short Duration Bond Fund had an expired capital loss carry forward of $556,787.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or longterm capital losses rather than being considered all short-term as under previous law.

During the year ended January 31, 2011, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2011, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2011, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Short-Duration Government Fund	$874,157	$12,270	$(350)	$11,920
Intermediate-Duration Government Fund	63,770	1,550	(8)	1,542
GNMA Fund	342,692	9,668	(374)	9,294
Ultra Short Duration Bond Fund	238,546	1,201	(3,699)	(2,498)

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2011, no provision for income tax is required in the Fund’s financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

more likely than not criteria. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended January 31, 2010. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	51

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2011

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.40	0.18%	$0.89
Class B	1,000.00	1,000.00	0.24	1.19
Class C	1,000.00	1,000.00	0.24	1.19
Sweep Class	1,000.00	1,000.00	0.24	1.19
Hypothetical 5% Return
Class A	$1,000.00	$1,023.90	0.18%	$0.90
Class B	1,000.00	1,023.60	0.24	1.20
Class C	1,000.00	1,023.60	0.24	1.20
Sweep Class	1,000.00	1,023.60	0.24	1.20
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.11%	$0.55
Class B	1,000.00	1,000.20	0.10	0.50
Class C	1,000.00	1,000.20	0.10	0.50
Sweep Class	1,000.00	1,000.20	0.10	0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.25	0.11%	$0.55
Class B	1,000.00	1,024.30	0.10	0.50
Class C	1,000.00	1,024.30	0.10	0.50
Sweep Class	1,000.00	1,024.30	0.10	0.50
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.12%	$0.60
Class B	1,000.00	1,000.00	0.12	0.60
Class C	1,000.00	1,000.00	0.12	0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.20	0.12%	$0.60
Class B	1,000.00	1,024.20	0.12	0.60
Class C	1,000.00	1,024.20	0.12	0.60
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.30	0.20%	$0.99
Class B	1,000.00	1,000.00	0.25	1.24
Class C	1,000.00	1,000.00	0.25	1.24
Class H	1,000.00	1,000.00	0.25	1.24
Sweep Class	1,000.00	1,000.00	0.25	1.24
Hypothetical 5% Return
Class A	$1,000.00	$1,023.80	0.20%	$1.00
Class B	1,000.00	1,023.55	0.25	1.25
Class C	1,000.00	1,023.55	0.25	1.25
Class H	1,000.00	1,023.55	0.25	1.25
Sweep Class	1,000.00	1,023.55	0.25	1.25
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.11%	$0.55
Class B	1,000.00	1,000.00	0.11	0.55
Class C	1,000.00	1,000.00	0.11	0.55
Sweep Class	1,000.00	1,000.00	0.11	0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.25	0.11%	$0.55
Class B	1,000.00	1,024.25	0.11	0.55
Class C	1,000.00	1,024.25	0.11	0.55
Sweep Class	1,000.00	1,024.25	0.11	0.55
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.08%	$0.40
Class B	1,000.00	1,000.00	0.08	0.40
Class C	1,000.00	1,000.00	0.08	0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.08%	$0.40
Class B	1,000.00	1,024.40	0.08	0.40
Class C	1,000.00	1,024.40	0.08	0.40
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,015.20	0.48%	$2.40
Hypothetical 5% Return
Class A	$1,000.00	$1,022.41	0.48%	$2.41

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,041.20	0.53%	$2.68
Hypothetical 5% Return
Class A	$1,000.00	$1,022.17	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,049.70	0.63%	$3.20
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,005.50	0.38%	$1.89
Hypothetical 5% Return
Class A	$1,000.00	$1,022.91	0.38%	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2011	53

SEI DAILY INCOME TRUST SEMI–ANNUAL REPORT JULY 31, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Kari E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-037 (7/11)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Daily Income Trust

	By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher

Robert A. Nesher, President & CEO

Date: October 4, 2011

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: October 4, 2011